Equity Method Investments and Other Investment - Schedule of Other Investments at Fair Value on Recurring Basis (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Investments at Fair Value on Recurring Basis [Line Items]
Beginning balance, Convertible notes
Fair value adjustment	23,437,041
Ending balance, Convertible notes	19,567,461
Recurring Basis [Member]
Schedule of Other Investments at Fair Value on Recurring Basis [Line Items]
Beginning balance, Convertible notes
Addition	20,000,000
Fair value adjustment	23,437,041
Exchange difference	(257,027)
Ending balance, Convertible notes	$ 43,180,014